Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands		Total	Common stock	Retained earnings (deficit)	Accumulated other comprehensive income(loss)
Balance, beginning of period at Dec. 31, 2014		$ 70,123	$ 58,785	$ 11,195	$ 143
Beginning Balance, shares at Dec. 31, 2014			9,227,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		9,557		9,557
Other comprehensive loss, net of tax		(610)			(610)
Dividends on common stock		(1,109)	$ 77	(1,186)
Common stock issued and related tax effects	[1]	509	$ 509
Common stock issued and related tax effects, shares	[1]		52,000
Balance, end of period at Dec. 31, 2015		$ 78,470	$ 59,371	19,566	(467)
Ending Balance, shares at Dec. 31, 2015		9,279,000	9,279,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 13,209		13,209
Other comprehensive loss, net of tax		627			627
Dividends on common stock		(1,524)	$ 109	(1,633)
10% stock dividend paid September 30, 2016		0	10,394	(10,394)
Common stock issued and related tax effects	[1]	1,097	$ 1,097
Common stock issued and related tax effects, shares	[1]		130,000
Proceeds from capital offering	[2]	$ 14,412	$ 14,412
Proceeds from rights offering, shares	[2]	1,068,400	1,068,000
Balance, end of period at Dec. 31, 2016		$ 106,291	$ 85,383	$ 20,748	$ 160
Ending Balance, shares at Dec. 31, 2016		10,477,000	10,477,000

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.
[2]	Represents gross proceeds of $14.6 million reduced by legal, accounting and other filing fees of approximately $213 thousand.